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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
May 12, 2010

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:    $101,274,062

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF  3/31/2010



(ITEM 1)                  (ITEM 2)       (ITEM 3)  (ITEM 4)    (ITEM 5)          (ITEM 6)      (ITEM 7)         (ITEM 8)
                                                                          INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)

NAME                      TITLE                    FAIR        SHARES OR                 SHARED
OF                        OF             CUSIP     MARKET      PRINCIPAL  SOLE   SHARED  OTHER         SOLE     SHARED   NONE
ISSUER                    CLASS          NUMBER    VALUE       AMOUNT     (A)    (B)     (C)     MGR   (A)      (B)      (C)
------------------------- -------------- --------- ----------- ---------- ------ ------- ------- ----- -------- -------- --------

MICROSOFT CORP            Common Stocks  594918104   5,272,335    179,965   X              X            171,228            8,737
BECTON DICKINSON          Common Stocks  075887109   4,611,591     58,572   X              X             55,792            2,780
EXXON MOBIL CORP          Common Stocks  30231G102   4,362,602     65,114   X              X             62,351            2,763
ABBOTT LABS               Common Stocks  002824100   4,308,816     81,788   X              X             78,074            3,714
HEWLETT PACKARD CO        Common Stocks  428236103   3,999,953     75,247   X              X             71,577            3,670
DISNEY WALT PRODUCTIONS   Common Stocks  254687106   3,976,188    113,832   X              X            107,907            5,925
NYSE EURONEXT             Common Stocks  629491101   3,885,524    131,169   X              X            125,069            6,100
JOHNSON & JOHNSON         Common Stocks  478160104   3,866,300     59,295   X              X             56,682            2,613
CONOCOPHILLIPS            Common Stocks  20825C104   3,830,616     74,795   X              X             71,295            3,500
PEPSICO INC               Common Stocks  713448108   3,678,841     55,600   X              X             53,015            2,585
PROCTER & GAMBLE          Common Stocks  742718109   3,513,398     55,530   X              X             53,381            2,149
AFLAC                     Common Stocks  001055102   3,526,282     64,931   X              X             61,629            3,302
UNITED TECHNOLOGIES CORP  Common Stocks  913017109   3,513,845     47,730   X              X             45,405            2,325
MCDONALDS CORP            Common Stocks  580135101   3,416,214     51,184   X              X             48,909            2,275
WELLS FARGO CO            Common Stocks  949746101   3,117,079    100,128   X              X             95,015            5,113
UNION PACIFIC CORP        Common Stocks  907818108   3,099,986     42,276   X              X             40,201            2,075
WAL-MART STORES           Common Stocks  931142103   3,020,740     54,336   X              X             51,751            2,585
EATON CORP                Common Stocks  278058102   3,016,078     39,779   X              X             37,589            2,190
DU PONT E I DE NEMOURS
 CO                       Common Stocks  263534109   2,833,877     76,045   X              X             72,320            3,725
CATERPILLAR INC           Common Stocks  149123101   2,821,267     44,864   X              X             42,414            2,450
INTEL CORPORATION         Common Stocks  458140100   2,727,134    122,366   X              X            116,756            5,610
AIR PRODUCTS & CHEMICALS
 INC                      Common Stocks  009158106   2,507,844     33,907   X              X             32,207            1,700
CHEVRON CORPORATION       Common Stocks  166764100   2,418,908     31,882   X              X             30,107            1,775
INTERNATIONAL BUSINESS
 MACHINES                 Common Stocks  459200101   2,310,370     18,014   X              X             17,239              775
MEDTRONIC                 Common Stocks  585055106   2,294,148     50,937   X              X             48,711            2,226
NOVARTIS AG - ADR         Common Stocks  66987V109   2,115,278     39,108   X              X             37,184            1,924
AUTOMATIC DATA
 PROCESSING               Common Stocks  053015103   2,081,708     46,816   X              X             44,858            1,958
COCA-COLA CO              Common Stocks  191216100   2,062,030     37,492   X              X             35,843            1,649
GOLDMAN SACHS GROUP INC
 COM                      Common Stocks  38141G104   2,055,263     12,041   X              X             11,466              575
ACCENTURE LTD             Common Stocks  G1151C101   2,049,300     48,843   X              X             47,093            1,750
BANK NEW YORK MELLON
 CORP                     Common Stocks  064058100   1,726,891     55,900   X              X             53,375            2,525
LOCKHEED MARTIN CORP      Common Stocks  539830109   1,674,838     20,125   X              X             19,275              850
GENERAL ELECTRIC          Common Stocks  369604103     400,400     22,000   X                            22,000
U S BANCORP               Common Stocks  902973304     336,440     13,000   X                            13,000
MERCK & CO                Common Stocks  58933Y105     309,071      8,275   X                             8,275
J.P. MORGAN CHASE & CO    Common Stocks  46625H100     223,750      5,000   X                             5,000
PFIZER INC                Common Stocks  717081103     200,655     11,700   X                            11,700
CAPITAL TRUST - CL A      Common Stocks  14052H506     108,500     70,000   X                            70,000

                                                   101,274,062
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